Stock-Based Compensation - Summary of Number of DSUs (Detail) - Deferred Share Units [Member] - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
DSUs outstanding - January 1	20,525
DSUs granted	78,558	20,525
DSUs outstanding - December 31	99,083	20,525